This is filed pursuant to Rule 497(e).
File Nos. 33-18647 and 811-05398.

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ALLIANCEBERNSTEIN INVESTMENTS [LOGO]


                            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
                               -AllianceBernstein International Growth Portfolio
                             -AllianceBernstein Global Thematic Growth Portfolio
                                -AllianceBernstein International Value Portfolio
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Supplement dated June 21, 2009 to the Prospectus dated May 1, 2009 of
AllianceBernstein International Growth Portfolio, AllianceBernstein Global Thematic Growth Portfolio and AllianceBernstein International Value Portfolio (the "Portfolios") offering Class A shares and the Prospectus dated May 1, 2009 of the Portfolios offering Class B shares (together, the "Prospectuses").

                                    * * * * *

The following information is added before the last sentence in the last paragraph in the Prospectuses under the headings "AllianceBernstein VPS International Growth Portfolio - Objective and Principal Strategies" and "AllianceBernstein VPS Global Thematic Growth Portfolio - Objective and Principal Strategies."

The Fund may invest, without limit, in derivatives, such as options, futures, forwards and swaps.

                                    * * * * *

The following information is added after the last paragraph in the Prospectuses, under the headings "AllianceBernstein VPS International Growth Portfolio - Objective and Principal Strategies" and "AllianceBernstein VPS Global Thematic Growth Portfolio - Objective and Principal Strategies."

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge a portion of its currency risk, the Fund may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

                                    * * * * *

The following information is added after the last bullet point in the Prospectuses under the headings "AllianceBernstein VPS International Growth Portfolio - Principal Risks" and "AllianceBernstein VPS Global Thematic Growth Portfolio - Principal Risks."

o    Derivatives Risk
o    Leverage Risk

                                    * * * * *

The following information is added after the last bullet point in the Prospectuses under the heading "AllianceBernstein VPS International Value Portfolio - Principal Risks."

o    Leverage Risk

                                    * * * * *


This Supplement should be read in conjunction with the Prospectus for the Fund.

You should retain this Supplement with your Prospectus for future reference.

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